Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Technology Opportunities Fund	May 31, 2026 USD ($)
INSTITUTIONAL
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,150
INVESTOR A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	635
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,140
Expense Example, with Redemption, 10 Years	1,888
INVESTOR C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,034
Expense Example, with Redemption, 10 Years	2,051
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	817
Expense Example, with Redemption, 10 Years	$ 1,801